Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Jan. 31, 2014 Y
Property And Equipment Schedule Of Property, Plant And Equipment 1	$ 3
Property And Equipment Schedule Of Property, Plant And Equipment 2	7
Property And Equipment Schedule Of Property, Plant And Equipment 3	260,521
Property And Equipment Schedule Of Property, Plant And Equipment 4	260,521
Property And Equipment Schedule Of Property, Plant And Equipment 5	5
Property And Equipment Schedule Of Property, Plant And Equipment 6	50,180
Property And Equipment Schedule Of Property, Plant And Equipment 7	50,180
Property And Equipment Schedule Of Property, Plant And Equipment 8	3
Property And Equipment Schedule Of Property, Plant And Equipment 9	7
Property And Equipment Schedule Of Property, Plant And Equipment 10	75,404
Property And Equipment Schedule Of Property, Plant And Equipment 11	73,985
Property And Equipment Schedule Of Property, Plant And Equipment 12	386,105
Property And Equipment Schedule Of Property, Plant And Equipment 13	384,686
Property And Equipment Schedule Of Property, Plant And Equipment 14	(336,313)
Property And Equipment Schedule Of Property, Plant And Equipment 15	(303,486)
Property And Equipment Schedule Of Property, Plant And Equipment 16	49,792
Property And Equipment Schedule Of Property, Plant And Equipment 17	$ 81,200